                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-07795
                                  -----------------------------------------

                            J.P. Morgan Series Trust
---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         522 Fifth Avenue, New York,                     NY 10036
--------------------------------------------------------------------------------
   (Address of principal executive offices)             (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   October 31, 2004
                        --------------------------------------------------------

Date of reporting period:  July 31, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                             JPMORGAN GLOBAL 50 FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

JPMORGAN GLOBAL 50 FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)
(Amounts in thousands)

 SHARES     ISSUER                                                            VALUE
-------------------------------------------------------------------------------------
         LONG - TERM INVESTMENTS - 92.8%

            COMMON STOCKS -- 92.8%

            BERMUDA -- 2.9%
       21   Tyco International LTD +                                       $      650

            FRANCE -- 3.6%
       13   Societe Television Francaise 1 (f)(l)+                                383
       23   Thomson SA (f)(l)+                                                    437
                                                                           ----------
                                                                                  820
            HONG KONG -- 6.4%
      281   Cathay Pacific Airways LTD (f)+                                       500
       96   Henderson Land Development Co., LTD (f)+                              422

      168   The Wharf Holdings LTD (f)+                                           515
                                                                           ----------
                                                                                1,437

            INDIA -- 2.1%
       22   Reliance Industries LTD ,GDR, # +                                     477

            INDONESIA -- 2.1%
       28   Telekomunikasi Indonesia TBK PT, ADR * +                              472

            JAPAN -- 15.3%
       53   Asahi Breweries LTD (f)+                                              562
       63   Daiwa Securities Group, Inc. (f)+                                     412
       93   Fujitsu LTD (f)+                                                      575
        5   Nintendo Co., LTD (f)+                                                589
        0^^ Nippon Telegraph & Telephone Corp. (f)+                               459
        4   Rohm Co., LTD (f)+                                                    449
       12   Sony Corp. (f)+                                                       421
                                                                           ----------
                                                                                3,467

            SOUTH KOREA -- 2.3%
       14   POSCO, ADR +                                                          522

            SPAIN -- 1.9%
       21   Iberdrola SA (f)+                                                     427

            SWEDEN -- 2.5%
       15   SKF AB, B Shares +                                                    566

            SWITZERLAND -- 5.0%
       24   Compagnie Financiere Richemont AG, Class A (f)+                       625
        4   Zurich Financial Services AG * (f)+                                   514
                                                                           ----------
                                                                                1,139

            TAIWAN -- 2.1%
      126   United Microelectronics Corp., ADR * +                                467

            THE NETHERLANDS -- 4.3%
       23   ING Groep NV (f)+                                                     540
       59   Koninklijke KPN NV (f)+                                               440
                                                                           ----------
                                                                                  980
            UNITED KINGDOM -- 14.3%
       34   HSBC Holdings PLC (f)+                                                493
       44   Intercontinental Hotels Group PLC (f)+                                465
       18   Man Group PLC (f)+                                                    427
       50   Prudential PLC (f)+                                                   410
       18   Reckitt Benckiser PLC (f)+                                            496
       16   Royal Bank of Scotland Group PLC (f)+                                 452
      220   Vodafone Group PLC (f)+                                               477
                                                                           ----------
                                                                                3,220
            UNITED STATES -- 28.0%
       15   Alcoa, Inc. +                                                         475
        6   AMBAC Financial Group, Inc. +                                         437
        8   Anadarko Petroleum Corp. +                                            452
       10   Citigroup, Inc. +                                                     420
        7   ConocoPhillips +                                                      552
       16   Doral Financial Corp. +                                               610
        6   Eli Lilly & Co. +                                                     409
       17   Juniper Networks, Inc. * +                                            400
        9   Lowe's Companies, Inc. +                                              434
       13   Pfizer, Inc. +                                                        409
       13   United States Steel Corp. +                                           508
        5   United Technologies Corp. +                                           460
       13   Viacom, Inc., Class B +                                               437
        9   Wyeth +                                                               305
                                                                           ----------
                                                                                6,308
            -------------------------------------------------------------------------
            Total Common Stocks
            (Cost $19,866)                                                     20,952
            -------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------------------
         SHORT - TERM INVESTMENTS - 7.2%

            U.S. TREASURY SECURITY -- 0.4%
       90   U.S. Treasury Bills, 1.27%, 10/7/04 @
            (Cost $90)                                                             90

SHARES
-------------------------------------------------------------------------------------
            MONEY MARKET FUND -- 6.8%
    1,546   JPMorgan Prime Money Market Fund (a)
            (Cost $1,546)                                                       1,546
            -------------------------------------------------------------------------
            Total Short-Term Investments
            (Cost $1,636)                                                       1,636
-------------------------------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.0%
            (COST $21,502)                                                 $   22,588

JPMorgan Global 50

SHARES      COLLATERAL INVESTMENTS                                           VALUE
-------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (c)
      300   AIM Short Term Investment Co.                                  $      300
      137   Barclays Global Investors Fund                                        137
            -------------------------------------------------------------------------
                                                                           $      437
            -------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, JULY 31, 2004

INDUSTRY                                                   % OF INVESTMENT SECURITIES
-------------------------------------------------------------------------------------
Insurance                                                                         8.4%
Telecommunications                                                                8.2
Banking                                                                           6.9
Money Market Fund                                                                 6.8
Electronics/Electrical Equipment                                                  5.8
Financial Services                                                                5.6
Diversified                                                                       5.1
Pharmaceuticals                                                                   5.0
Retailing                                                                         4.7
Steel                                                                             4.6
Oil & Gas                                                                         4.4
Multi-Media                                                                       3.6
Toys & Games                                                                      2.6
Computers/Computer Hardware                                                       2.5
Industrial Components                                                             2.5
Food/Beverage Products                                                            2.5
Airlines                                                                          2.2
Consumer Products                                                                 2.2
Chemicals                                                                         2.1
Metals/Mining                                                                     2.1
Semi-Conductors                                                                   2.1
Hotels/Other Lodging                                                              2.1
Aerospace                                                                         2.0
Utilities                                                                         1.9
Real Estate                                                                       1.9
Computer Networks                                                                 1.8
Other (less than 1%)                                                              0.4
-------------------------------------------------------------------------------------
                                                                                100.0%
-------------------------------------------------------------------------------------

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                            NOTIONAL     UNREALIZED
 NUMBER                                                     VALUE AT    APPRECIATION
   OF                                     EXPIRATION         7/31/04   (DEPRECIATION)
CONTRACTS   DESCRIPTION                      DATE            (USD)          (USD)
-------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
   4        S&P 500 Index                 September, 2004   $  1,101       $      (11)
   2        DJ Euro Stoxx                 September, 2004         65                -^^
   1        FTSE 100 Index                September, 2004         80                1

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Amounts in thousands)

                                                                              NET UNREALIZED
                                              SETTLEMENT                       APPRECIATION
                                                VALUE           VALUE AT      (DEPRECIATION)
    CONTRACTS TO BUY      SETTLEMENT DATE       (USD)         7/31/04 (USD)        (USD)
--------------------------------------------------------------------------------------------
      683       AUD           8/25/04         $      468       $        476     $          8
      250       CHF           8/25/04         $      200       $        195               (5)
      278       CHF
      120     for GBP         8/25/04         $      218~      $        217~              (1)
    1,011       CAD           8/25/04                730                761               31
    2,680       EUR           8/25/04              3,271              3,225              (46)
      238       GBP           8/25/04                419                432               13
    1,168       HKD           8/25/04                150                150                -^^
  188,079       JPY           8/25/04              1,720              1,689              (31)
      288       SGD           8/25/04                167                167               (-)^^
                                              ----------       ------------     ------------
                                              $    7,343       $      7,312     $        (31)
                                              ==========       ============     ============

                                                                              NET UNREALIZED
                                              SETTLEMENT                       APPRECIATION
                                                VALUE           VALUE AT      (DEPRECIATION)
    CONTRACTS TO SELL     SETTLEMENT DATE       (USD)         7/31/04 (USD)        (USD)
--------------------------------------------------------------------------------------------
      177       CAD           8/25/04         $      130       $        133     $         (3)
    1,257       CHF           8/25/04                984                983                1
    1,769       EUR           8/25/04              2,116              2,130              (14)
      512       GBP           8/25/04                924                929               (5)
    9,766       HKD           8/25/04              1,255              1,253                2
  241,560       JPY           8/25/04              2,138              2,169              (31)
    2,131       SEK           8/25/04                282                278                4
                                              ----------       ------------     ------------
                                              $    7,829       $      7,875     $        (46)
                                              ==========       ============     ============

~ For cross-currency exchange contracts, the settlement value is the market value at 7/31/04 of currency being sold, and the value at 7/31/04 is the market value at 7/31/04 of the currency being purchased.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows (amounts in thousands):

                      GROSS             GROSS           NET UNREALIZED
  AGGREGATE        UNREALIZED         UNREALIZED         APPRECIATION
    COST          APPRECIATION       DEPRECIATION       (DEPRECIATION)
----------------------------------------------------------------------
$     21,502      $      2,233       $    (1,147)       $        1,086
----------------------------------------------------------------------

Abbreviations:

 ^^      -  Amount rounds to less than one thousand.
  *      -  Non-income producing security.
  #      -  All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
  +      -  All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
  @      -  Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)      -  Affiliated. Money market funds registered under the Investment
            Company Act of 1940, as ammended and advised by JPMorgan Investment.
            Management, Inc.
(c)      -  Investment of cash collateral for portfolio securities on loan.
            market value and percentage of the investments
(f)      -  Fair Valued Investment. The following are approximately the  that are fair valued (amounts in thousands):

            FUND                         MARKET VALUE          PERCENTAGE
            ----                         ------------          ----------
            Global 50 Fund               $     11,490               50.87%

(l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
ADR   -  American Depository Receipt.
AUD   -  Australian Dollar.
CAD   -  Canadian Dollar.
CHF   -  Swiss Franc.
EUR   -  Euro Dollar.
GBP   -  Great Britain Pound.
GDR   -  Global Depository Receipt.
HKD   -  Hong Kong Dollar.
JPY   -  Japanese Yen.
SEK   -  Swedish Krona.
SGD   -  Singapore Dollar.
USD   -  United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                         JPMORGAN GLOBAL HEALTHCARE FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

JPMORGAN GLOBAL HEALTHCARE FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)
(Amounts in thousands)

 SHARES     ISSUER                                                            VALUE
-------------------------------------------------------------------------------------
         LONG - TERM INVESTMENTS - 100.0%

            COMMON STOCKS -- 99.5%
            BELGIUM -- 0.9%
        1   UCB SA (f)+                                                    $       65

            CZECH REPUBLIC -- 0.3%
        1   Zentiva NV, GDR, Regulation S * +                                      22

            DENMARK -- 1.5%
        2   Novo-Nordisk A/S, Class B (f)+                                        110

            FRANCE -- 5.0%
        3   Aventis SA (l)+                                                       270
        1   Sanofi-Synthelabo SA (f) (l)+                                          90
                                                                           ----------
                                                                                  360
            GERMANY -- 1.7%
        2   Bayer AG (f)+                                                          54
        1   Schering AG (f)+                                                       69
                                                                           ----------
                                                                                  123
            ISRAEL -- 1.3%
        1   Taro Pharmaceutical Industries LTD * +                                 19
        3   Teva Pharmaceutical Industries LTD, ADR                                77
                                                                           ----------
                                                                                   96
            JAPAN -- 4.9%
        5   Fujisawa Pharmaceutical Co., LTD (f)+                                 109
        7   Sankyo Co., LTD (f)+                                                  151
        3   Suzuken Co., LTD +                                                     90
                                                                           ----------
                                                                                  350
            SWITZERLAND -- 13.3%
       10   Novartis AG (f)+                                                      453
        4   Roche Holding AG (f)+                                                 414
        1   Synthes, Inc. (f)+                                                     84
                                                                           ----------
                                                                                  951
            UNITED KINGDOM -- 6.5%
        7   AstraZeneca PLC (f)+                                                  318
        3   Galen Holdings PLC                                                     28
        6   GlaxoSmithKline PLC (f)+                                              117
                                                                           ----------
                                                                                  463
            UNITED STATES -- 64.1%
        3   Able Laboratories, Inc. * +                                            54
        4   Adolor Corp. * +                                                       43
        5   Amgen, Inc. *                                                         303
        2   Anthem, Inc. * +                                                      134

        2   AtheroGenics, Inc. * +                                                 26
        2   Baxter International, Inc. +                                           69
        2   Biogen Idec, Inc. * +                                                 148
        4   Boston Scientific Corp. * +                                           171
        5   Cypress Bioscience, Inc. * +                                           54
        2   Cytokinetics, Inc. * +                                                 17
        7   Eli Lilly & Co. +                                                     469
        1   Forest Laboratories, Inc. * +                                          57
        2   Genentech, Inc. * +                                                    90
        2   Gilead Sciences, Inc. * +                                             136
        3   Guidant Corp. +                                                       156
        3   HCA, Inc. +                                                           129
        0^^ Hospira, Inc.                                                           0^^
        0^^ ImClone Systems, Inc. * +                                              27
       13   Johnson & Johnson +                                                   729
        1   Mariner Health Care, Inc. * +                                          38
        2   Medicis Pharmaceutical Corp., Class A +                                56
        5   Medtronic, Inc. +                                                     231
        4   Merck & Co., Inc. +                                                   162
        1   OSI Pharmaceuticals, Inc. * +                                          33
        2   PacifiCare Health Systems * +                                          57
       23   Pfizer, Inc. +                                                        742
        1   Sepracor, Inc. * +                                                     53
        1   WellPoint Health Networks, Inc. * +                                    67
        6   Wyeth +                                                               207
        2   Zimmer Holdings, Inc. * +                                             136
                                                                           ----------
                                                                                4,594
            -------------------------------------------------------------------------
            Total Common Stocks
            (Cost $6,338)                                                       7,134
            -------------------------------------------------------------------------

            PREFERRED STOCKS -- 0.5%
            GERMANY -- 0.5%
        0^^ Fresenius AG +
            (Cost $37)                                                             37
            -------------------------------------------------------------------------
            Total Long-Term Investments
            (Cost $6,375)                                                       7,171
-------------------------------------------------------------------------------------

            SHORT - TERM INVESTMENTS - 0.0%^

            MONEY MARKET FUND -- 0.0%^
        0^^ JPMorgan Prime Money Market Fund (a)
            (Cost $0^^)                                                             0^^
-------------------------------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.0%
            (COST $6,375)                                                  $    7,171
-------------------------------------------------------------------------------------

 SHARES     COLLATERAL INVESTMENTS                                            VALUE
-------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (c)
      150   Aim Short Term Investment Co.                                  $      150
      102   Barclays Global Investors Fund                                        102
                                                                           ----------
                                                                           $      252
                                                                           ----------

Summary of Investments by Industry, July 31, 2004

INDUSTRY                                                   % OF INVESTMENT SECURITIES
-------------------------------------------------------------------------------------
Pharmaceuticals                                                                  71.8%
Health Care/Health Care Services                                                 18.5%
Biotechnology                                                                     9.7%
Other (below 1%)                                                                  0.0%^
-------------------------------------------------------------------------------------
Total                                                                           100.0%
-------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Amounts in thousands)


                                              SETTLEMENT        VALUE AT      NET UNREALIZED
                                                VALUE            7/31/04       APPRECIATION
    CONTRACTS TO BUY      SETTLEMENT DATE       (USD)             (USD)    (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------
      165       CHF           8/10/04         $      130       $     129        $            (1)
      424       EUR           8/10/04                514             510                     (4)
      181       GBP           8/10/04                323             330                      7
   44,632       JPY           8/10/04                408             401                     (7)
                                              ----------       ---------        ---------------
                                              $    1,375       $   1,370        $            (5)
                                              ==========       =========        ===============

                                              SETTLEMENT        VALUE AT      NET UNREALIZED
                                                VALUE            7/31/04       APPRECIATION
    CONTRACTS TO SELL     SETTLEMENT DATE       (USD)             (USD)    (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------
      474       CHF           8/10/04         $      370       $     370        $          ( - )^^
      305       DKK           8/10/04                 49              49                   ( - )^^
      519       EUR           8/10/04                631             625                      6
       30       GBP           8/10/04                 55              55                   ( - )^^
   24,952       JPY           8/10/04                224             224                   ( - )^^
                                              ----------       ---------        ---------------
                                              $    1,329       $   1,323        $             6
                                              ==========       =========        ===============

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows (amounts in thousands):

                      GROSS              GROSS          NET UNREALIZED
  AGGREGATE        UNREALIZED         UNREALIZED         APPRECIATION
    COST          APPRECIATION       DEPRECIATION       (DEPRECIATION)
----------------------------------------------------------------------
$     6,375       $      1,028       $       (232)      $          796
----------------------------------------------------------------------

Abbreviations:
^      - Amount rounds to less than 0.1%.
^^     - Amount rounds to less than one thousand.
*      - Non-income producing security.
+      - All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
(a) - Affiliated. Money market funds registered under the Investment Company Act of 1940, as ammended and advised by JPMorgan Investment Management, Inc.
(c)      Investment of cash collateral for portfolio securities on loan.
ADR    - American Depository Receipt.
CHF    - Swiss Franc.
DKK    - Danish Krone.
EUR    - Euro Dollar.
GBP    - Great Britain Pound.
JPY    - Japanese Yen.
USD    - United States Dollar.
(f) - Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued (amounts in thousands):

         FUND                         MARKET VALUE          PERCENTAGE
         ------------------------------------------------------------------
         Global Healthcare Fund       $      2,034               28.36%

(l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.


     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                          JPMORGAN MARKET NEUTRAL FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

JPMORGAN MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited) (Amounts in thousands)

 SHARES     ISSUER                                                            VALUE
-------------------------------------------------------------------------------------
         LONG POSITIONS -- 93.2%

            COMMON STOCKS -- 93.2%
            AEROSPACE -- 2.0%
        7   Lockheed Martin Corp. **                                       $      387
        3   Northrop Grumman Corp. **                                             158
        7   United Technologies Corp. **                                          654
                                                                           ----------
                                                                                1,199
            APPAREL -- 0.8%
        9   Jones Apparel Group, Inc. **                                          339
        2   Nike, Inc., Class B **                                                124
                                                                           ----------
                                                                                  463
            AUTOMOTIVE -- 1.0%
        8   Ford Motor Co. **                                                     115
        5   General Motors Corp.                                                  233
        4   Johnson Controls, Inc. **                                             231
                                                                           ----------
                                                                                  579
            BANKING -- 6.6%
        7   AmSouth Bancorp **                                                    169
        6   Comerica, Inc. **                                                     327
        5   Compass Bancshares, Inc. **                                           198
        6   Doral Financial Corp. (Puerto Rico) **                                247
        7   First Horizon National Corp. **                                       312
        6   FirstMerit Corp. **                                                   148
       10   KeyCorp **                                                            305
       15   North Fork Bancorporation, Inc. **                                    571
        4   SunTrust Banks, Inc. **                                               270
       25   The Bank of New York Co., Inc. **                                     731
       10   Wells Fargo & Co. **                                                  568
                                                                           ----------
                                                                                3,846
            BIOTECHNOLOGY -- 1.0%
        4   Amgen, Inc. * **                                                      227
        3   Gilead Sciences, Inc. * **                                            175
        8   Human Genome Sciences, Inc. * **                                       77
        5   Medimmune, Inc. * **                                                  122
                                                                           ----------
                                                                                  601
            BROADCASTING/CABLE -- 0.3%
        7   EchoStar Communications Corp., Class A * **                           180

            BUSINESS SERVICES -- 1.1%
       26   Accenture LTD (Bermuda), Class A * **                                 643

            CHEMICALS -- 1.8%
       17   Praxair, Inc. **                                                      675
        4   Rohm & Haas Co. **                                                    165
        5   The Dow Chemical Co. **                                               195
                                                                           ----------
                                                                                1,035
            COMPUTER NETWORKS -- 0.9%
       13   Cisco Systems, Inc. * **                                              260

       11   Juniper Networks, Inc. * **                                           246
                                                                           ----------
                                                                                  506
            COMPUTER SOFTWARE -- 3.4%
       12   Mercury Interactive Corp. * **                                        420
       56   Oracle Corp. * **                                                     587
        6   SAP AG (Germany), ADR **                                              236
       17   Take-Two Interactive Software, Inc. * **                              529
       11   VERITAS Software Corp. * **                                           206
                                                                           ----------
                                                                                1,978
            COMPUTERS/COMPUTER HARDWARE -- 0.8%
        7   Dell, Inc. * **                                                       263
        3   Lexmark International, Inc., Class A * **                             230
                                                                           ----------
                                                                                  493
            CONSTRUCTION -- 0.5%
        4   Centex Corp. **                                                       161
        3   Lennar Corp., Class A **                                              107
                                                                           ----------
                                                                                  268
            CONSTRUCTION MATERIALS -- 0.6%
       12   Masco Corp. **                                                        372

            CONSUMER PRODUCTS -- 1.2%
        3   Altria Group, Inc. **                                                 162
        6   Procter & Gamble Co. **                                               313
        5   The Gillette Co. **                                                   210
                                                                           ----------
                                                                                  685
            DIVERSIFIED -- 2.5%
       12   General Electric Co. **                                               409
       35   Tyco International LTD (Bermuda) **                                 1,079
                                                                           ----------
                                                                                1,488
            ENTERTAINMENT/LEISURE -- 0.4%
        5   Carnival Corp. **                                                     233

            FINANCIAL SERVICES -- 9.1%
       22   CIT Group, Inc. **                                                    772
       26   Citigroup, Inc. **                                                  1,142
        6   Countrywide Financial Corp. **                                        411
        9   Freddie Mac **                                                        592
        6   Legg Mason, Inc. **                                                   471
       28   Morgan Stanley **                                                   1,396
       45   The Charles Schwab Corp. **                                           396
        5   Washington Mutual, Inc. **                                            186
                                                                           ----------
                                                                                5,366
            FOOD/BEVERAGE PRODUCTS -- 1.6%
       10   Anheuser-Busch Companies, Inc. **                                     513
       10   The Coca-Cola Co. **                                                  439
                                                                           ----------
                                                                                  952
            HEALTH CARE/HEALTH CARE SERVICES -- 3.3%
        2   Aetna, Inc. **                                                        129
        7   Anthem, Inc. * **                                                     553
       11   Boston Scientific Corp. * **                                          425
       10   Guidant Corp. **                                                      563
        7   HCA, Inc. **                                                          259
                                                                           ----------
                                                                                1,929
            HOTELS/OTHER LODGING -- 0.7%
        5   Hilton Hotels Corp. **                                                 94

        7   Starwood Hotels & Resorts Worldwide, Inc. **                          324
                                                                           ----------
                                                                                  418
            INSURANCE -- 9.1%
       10   AFLAC, Inc. **                                                        381
       12   AMBAC Financial Group, Inc. **                                        846
       12   Genworth Financial, Inc., Class A * **                                271
        6   Hartford Financial Services Group, Inc. **                            417
        7   MBIA, Inc. **                                                         356
       24   RenaissanceRe Holdings LTD (Bermuda) **                             1,288
       11   The Allstate Corp. **                                                 527
       39   Willis Group Holdings LTD (United Kingdom) **                       1,340
                                                                           ----------
                                                                                5,426
            MANUFACTURING -- 1.2%
        7   Cooper Industries LTD, Class A **                                     404
        5   Eaton Corp. **                                                        297
                                                                           ----------
                                                                                  701
            METALS/MINING -- 1.9%
       34   Alcoa, Inc. **                                                      1,099

            MULTI-MEDIA -- 4.1%
       23   Fox Entertainment Group, Inc., Class A * **                           627
        6   Gannett Co., Inc. **                                                  482
        5   The E.W. Scripps Co., Class A **                                      471
       24   Viacom, Inc., Class B **                                              810
                                                                           ----------
                                                                                2,390
            OIL & GAS -- 5.6%
        9   Baker Hughes, Inc. **                                                 379
        5   ConocoPhillips **                                                     410
        7   Cooper Cameron Corp. * **                                             368
        5   Devon Energy Corp. **                                                 341
        7   Exxon Mobil Corp. **                                                  301
       14   GlobalSantaFe Corp. **                                                370
        9   Pride International, Inc. * **                                        169
       10   Rowan Companies, Inc. * **                                            239
       11   Unocal Corp. **                                                       418
        4   Valero Energy Corp. **                                                292
                                                                           ----------
                                                                                3,287
            PACKAGING -- 0.2%
        6   Smurfit-Stone Container Corp. * **                                    115

            PHARMACEUTICALS -- 4.1%
        5   Eli Lilly & Co. **                                                    338
       13   Forest Laboratories, Inc. * **                                        638
        4   Johnson & Johnson **                                                  204
       10   Medicis Pharmaceutical Corp., Class A **                              358
        5   OSI Pharmaceuticals, Inc. * **                                        282
       10   Sepracor, Inc. * **                                                   451
        6   Watson Pharmaceuticals, Inc. * **                                     154
                                                                           ----------
                                                                                2,425
            PIPELINES -- 0.3%
       36   Dynegy, Inc., Class A * **                                            152

            REAL ESTATE INVESTMENT TRUST -- 6.6%
        7   Apartment Investment & Management Co., Class A **                     230
       11   CarrAmerica Realty Corp. **                                           341
       14   Centerpoint Properties Trust **                                       530
       11   Federal Realty Investment Trust **                                    456

       13   Kimco Realty Corp. **                                                 611
       14   MACK-CALI Realty Corp. **                                             581
       19   ProLogis **                                                           650
        4   The Rouse Co. **                                                      190
       16   United Dominion Realty Trust **                                       301
                                                                           ----------
                                                                                3,890
            RESTAURANTS/FOOD SERVICES -- 1.1%
       11   McDonald's Corp. **                                                   306
        3   Wendy's International, Inc. **                                        114
        5   Yum! Brands, Inc. **                                                  203
                                                                           ----------
                                                                                  623
            RETAILING -- 2.3%
        5   Abercrombie & Fitch Co., Class A **                                   166
        4   CVS Corp. **                                                          155
        6   Federated Department Stores, Inc. **                                  297
        6   Kohl's Corp. * **                                                     256
        4   Lowe's Companies, Inc. **                                             195
        0^^ Ross Stores, Inc. **                                                    5
        5   Target Corp. **                                                       214
        4   The Gap, Inc. **                                                       86
                                                                           ----------
                                                                                1,374
            SEMI-CONDUCTORS -- 5.4%
       33   Altera Corp. * **                                                     683
       16   Analog Devices, Inc. **                                               635
       26   Intersil Corp., Class A **                                            485
       20   Linear Technology Corp. **                                            766
       10   Novellus Systems, Inc. * **                                           257
       12   Xilinx, Inc. **                                                       338
                                                                           ----------
                                                                                3,164
            SHIPPING/TRANSPORTATION -- 0.4%
        4   CSX Corp. **                                                          125
        5   Norfolk Southern Corp. **                                             126
                                                                           ----------
                                                                                  251
            STEEL -- 1.1%
       17   United States Steel Corp. **                                          641

            TELECOMMUNICATIONS -- 2.0%
       11   Nextel Communications, Inc., Class A * **                             244
       11   Sprint Corp. - FON Group **                                           200
       15   Tellabs, Inc. * **                                                    134
       15   Verizon Communications, Inc. **                                       581
                                                                           ----------
                                                                                1,159
            TELECOMMUNICATIONS EQUIPMENT -- 1.2%
       25   Corning, Inc. * **                                                    307
       12   Motorola, Inc. **                                                     196
        3   QUALCOMM, Inc. **                                                     187
                                                                           ----------
                                                                                  690
            TOYS & GAMES -- 0.0%^
        0^^ Hasbro, Inc. **                                                         2

            UTILITIES -- 7.0%
        5   Consolidated Edison, Inc. **                                          217
        9   Dominion Resources, Inc. **                                           571
        9   FPL Group, Inc. **                                                    607
       11   PG&E Corp. * **                                                       305
       15   Pinnacle West Capital Corp. **                                        604
       11   PPL Corp. **                                                          501
       10   SCANA Corp. **                                                        366

       41   Sierra Pacific Resources * **                                         339
       34   XCEL Energy, Inc. **                                                  588
                                                                           ----------
                                                                                4,098
            -------------------------------------------------------------------------
            Total Common Stocks
            (Cost $51,762)                                                     54,721
            -------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------------------
         SHORT - TERM INVESTMENTS - 6.8%

            U.S. Treasury Security -- 0.1%
       30   U.S. Treasury Notes & Bonds, 1.63%, 01/31/05
            (Cost $30)                                                             30

 SHARES
-------------------------------------------------------------------------------------
            MONEY MARKET FUND -- 6.7%
    3,915   JPMorgan Prime Money Market Fund (a) +
            (Cost $3,915)                                                       3,915
-------------------------------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.0%
            (COST $55,707)                                                 $   58,666
-------------------------------------------------------------------------------------

 SHARES     ISSUER                                                            VALUE
-------------------------------------------------------------------------------------
         SHORT POSITIONS - 100%

            COMMON STOCKS -- 100.0%
            ADVERTISING -- 1.0%
      (42)  Interpublic Group of Companies, Inc.                           $     (544)

            AEROSPACE -- 1.5%
       (3)  General Dynamics Corp.                                               (257)
      (18)  Goodrich Corp.                                                       (582)
                                                                           ----------
                                                                                 (839)
            APPAREL -- 0.5%
       (7)  Reebok International LTD                                             (252)

            AUTOMOTIVE -- 1.5%
      (59)  Delphi Corp.                                                         (557)
       (4)  Harley-Davidson, Inc.                                                (246)
                                                                           ----------
                                                                                 (803)
            BANKING -- 11.2%
       (7)  Bank of Hawaii Corp.                                                 (337)
       (8)  Commerce Bancorp, Inc.                                               (418)
       (8)  Commerce Bancshares, Inc.                                            (387)
      (15)  Fulton Financial Corp.                                               (301)
       (3)  Hudson United Bancorp                                                (116)
       (3)  Independence Community Bank Corp.                                    (131)
       (5)  M&T Bank Corp.                                                       (466)
       (6)  Mercantile Bankshares Corp.                                          (291)
       (4)  New York Community Bancorp, Inc.                                      (70)
      (21)  PNC Financial Services Group, Inc.                                 (1,052)
      (14)  Regions Financial Corp.                                              (419)
      (15)  The Colonial BancGroup, Inc.                                         (291)
       (3)  UCBH Holdings, Inc.                                                  (117)
      (16)  Valley National Bancorp                                              (411)
      (19)  Washington Federal, Inc.                                             (471)
       (9)  Webster Financial Corp.                                              (441)
      (11)  Wilmington Trust Corp.                                               (384)
                                                                           ----------
                                                                               (6,103)
            BIOTECHNOLOGY -- 0.8%
       (7)  Chiron Corp. *                                                       (321)
       (2)  Genzyme Corp. *                                                      (102)
                                                                           ----------
                                                                                 (423)
            BROADCASTING/CABLE -- 0.4%
       (6)  Clear Channel Communications, Inc.                                   (232)

            BUSINESS SERVICES -- 1.4%
       (5)  Automatic Data Processing, Inc.                                      (218)
      (28)  Electronic Data Systems Corp.                                        (523)
                                                                           ----------
                                                                                 (741)
            CHEMICALS -- 1.9%
       (6)  E.I. DuPont de Nemours & Co.                                         (248)
      (17)  Lyondell Chemical Co.                                                (313)
       (5)  Potash Corp. of Saskatchewan (Canada)                                (464)
                                                                           ----------
                                                                               (1,025)
            COMPUTER SOFTWARE -- 2.2%

       (0)^^ Ariba, Inc.                                                            (0)
      (29)   BEA Systems, Inc. *                                                  (189)
      (11)   Business Objects S.A. (France), ADR *                                (232)
      (11)   Computer Associates International, Inc.                              (290)
       (6)   Manhattan Associates, Inc. *                                         (169)
      (23)   SalesForce.com, Inc.                                                 (301)
                                                                            ----------
                                                                                (1,181)
             COMPUTERS/COMPUTER HARDWARE -- 1.6%
       (8)   Apple Computer, Inc. *                                               (249)
      (25)   EMC Corp. *                                                          (280)
       (1)   International Business Machines Corp.                                 (52)
      (26)   Seagate Technology (Cayman Islands)                                  (296)
                                                                            ----------
                                                                                  (877)
             CONSUMER PRODUCTS -- 3.6%
      (15)   Black & Decker Corp.                                               (1,056)
       (5)   Clorox Co.                                                           (268)
       (5)   Kimberly-Clark Corp.                                                 (308)
      (15)   Newell Rubbermaid, Inc.                                              (320)
                                                                            ----------
                                                                                (1,952)
             ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.1%
       (9)   Agilent Technologies, Inc. *                                         (223)
      (15)   Emerson Electric Co.                                                 (917)
                                                                            ----------
                                                                                (1,140)
             ENTERTAINMENT/LEISURE -- 0.2%
       (3)   Harrah's Entertainment, Inc.                                         (148)

             ENVIRONMENTAL SERVICES -- 0.5%
       (9)   Waste Management, Inc.                                               (248)

             FINANCIAL SERVICES -- 5.6%
      (20)   American Express Co.                                                 (990)
      (48)   Janus Capital Group, Inc.                                            (635)
      (19)   Lehman Brothers Holdings, Inc.                                     (1,346)
       (2)   T. Rowe Price Group, Inc.                                             (92)
                                                                            ----------
                                                                                (3,063)
             FOOD/BEVERAGE PRODUCTS -- 2.0%
       (0)^^ Campbell Soup Co.                                                      (7)
       (5)   Coca-Cola Enterprises, Inc.                                           (98)
       (9)   Hershey Foods Corp.                                                  (431)
      (21)   Pepsi Bottling Group, Inc.                                           (574)
                                                                            ----------
                                                                                (1,110)
             HEALTH CARE/HEALTH CARE SERVICES -- 2.5%
       (5)   Becton, Dickinson & Co.                                              (217)
       (3)   Biomet, Inc.                                                         (154)
       (2)   CIGNA Corp.                                                          (143)
       (5)   Medtronic, Inc.                                                      (263)
       (1)   St. Jude Medical, Inc. *                                             (102)
       (1)   Stryker Corp.                                                         (58)
      (17)   Tenet Healthcare Corp. *                                             (189)
       (3)   UnitedHealth Group, Inc.                                             (220)
                                                                            ----------
                                                                                (1,346)
             INSURANCE -- 10.1%
      (16)   American International Group, Inc.                                 (1,109)
      (44)   AON Corp.                                                          (1,153)
       (6)   Brown & Brown, Inc.                                                  (238)
      (21)   Cincinnati Financial Corp.                                           (826)
      (16)   Jefferson-Pilot Corp.                                                (785)
       (4)   Markel Corp. *                                                     (1,130)

       (6)   Marsh & McLennan Companies, Inc.                                     (271)
                                                                            ----------
                                                                                (5,512)
             INTERNET SERVICES/SOFTWARE -- 0.5%
       (3)   Symantec Corp. *                                                     (164)
       (4)   Yahoo!, Inc. *                                                       (123)
                                                                            ----------
                                                                                  (287)
             MACHINERY & ENGINEERING EQUIPMENT -- 2.4%
      (11)   Dover Corp.                                                          (425)
      (24)   Rockwell Automation, Inc.                                            (909)
                                                                            ----------
                                                                                (1,334)
             MANUFACTURING -- 0.2%
       (5)   Honeywell International, Inc.                                        (183)

             METALS/MINING -- 3.2%
       (9)   Freeport-McMoRan Copper & Gold, Inc., Class B                        (300)
       (6)   Inco LTD (Canada) *                                                  (217)
      (23)   Newmont Mining Corp.                                                 (915)
       (0)^^ Phelps Dodge Corp.                                                    (31)
      (19)   Placer Dome, Inc. (Canada)                                           (309)
                                                                            ----------
                                                                                (1,772)
             MULTI-MEDIA -- 3.0%
      (22)   Comcast Corp., Class A *                                             (595)
       (8)   New York Times Co., Class A                                          (329)
      (11)   The Walt Disney Co.                                                  (260)
      (26)   Time Warner, Inc. *                                                  (430)
                                                                            ----------
                                                                                (1,614)
             OIL & GAS -- 6.2%
       (7)   Amerada Hess Corp.                                                   (558)
       (5)   Burlington Resources, Inc.                                           (187)
      (10)   Kerr-McGee Corp.                                                     (530)
      (16)   Marathon Oil Corp.                                                   (622)
       (3)   Murphy Oil Corp.                                                     (271)
       (0)^^ Pogo Producing Co.                                                     (5)
       (8)   Schlumberger LTD                                                     (495)
       (9)   Smith International, Inc. *                                          (530)
       (3)   Sunoco, Inc.                                                         (191)
                                                                            ----------
                                                                                (3,389)
             PHARMACEUTICALS -- 6.2%
      (26)   Abbott Laboratories                                                (1,043)
       (8)   AmerisourceBergen Corp.                                              (438)
      (41)   Bristol-Myers Squibb Co.                                             (934)
       (4)   Cephalon, Inc. *                                                     (192)
       (4)   Merck & Co., Inc.                                                    (200)
      (29)   Schering-Plough Corp.                                                (570)
                                                                            ----------
                                                                                (3,377)
             REAL ESTATE INVESTMENT TRUST -- 7.1%
      (12)   AMB Property Corp.                                                   (418)
       (6)   Archstone-Smith Trust                                                (183)
      (20)   Catellus Development Corp.                                           (505)
       (7)   Essex Property Trust, Inc.,                                          (494)
       (7)   First industrial Realty Trust                                        (275)
       (8)   Health Care REIT, Inc.                                               (252)
       (7)   Pan Pacific Retail Properties, Inc.                                  (369)
      (12)   Reckson Associates Realty Corp.                                      (324)
      (11)   SL Green Realty Corp.                                                (535)
       (6)   The Macerich Co.                                                     (287)
       (4)   Vornado Realty Trust                                                 (227)
                                                                            ----------
                                                                                (3,869)

            RESTAURANTS/FOOD SERVICES -- 0.7%
      (12)  Darden Restaurants, Inc.                                             (262)
       (3)  Starbucks Corp. *                                                    (137)
                                                                           ----------
                                                                                 (399)
            RETAILING -- 2.9%
      (16)  Albertson's, Inc.                                                    (385)
      (24)  Circuit City Stores, Inc.                                            (345)
      (10)  Dillards, Inc., Class A                                              (228)
      (14)  Safeway, Inc. *                                                      (294)
       (4)  Sears, Roebuck & Co.                                                 (140)
       (4)  Wal-Mart Stores, Inc.                                                (196)
                                                                           ----------
                                                                               (1,588)
            SEMI-CONDUCTORS -- 5.8%
      (18)  Advanced Micro Devices, Inc. *                                       (231)
      (18)  Applied Materials, Inc. *                                            (305)
       (4)  KLA-Tencor Corp. *                                                   (153)
      (17)  Maxim Integrated Products, Inc.                                      (818)
      (15)  Microchip Technology, Inc.                                           (429)
      (18)  Micron Technology, Inc. *                                            (250)
      (16)  National Semiconductor Corp. *                                       (269)
      (24)  PMC - Sierra, Inc. *                                                 (280)
      (20)  Texas Instruments, Inc.                                              (433)
                                                                           ----------
                                                                               (3,168)
            SHIPPING/TRANSPORTATION -- 0.4%
       (6)  Burlington Northern Santa Fe Corp.                                   (216)

            TELECOMMUNICATIONS -- 1.9%
      (46)  AT&T Corp.                                                           (693)
      (12)  BellSouth Corp.                                                      (328)
                                                                           ----------
                                                                               (1,021)
            TELECOMMUNICATIONS EQUIPMENT -- 0.9%
      (55)  CIENA Corp. *                                                        (156)
      (64)  JDS Uniphase Corp. *                                                 (221)
      (31)  Nortel Networks Corp. (Canada) *                                     (112)
                                                                           ----------
                                                                                 (489)
            TOYS & GAMES -- 0.4%
      (11)  Leapfrog Enterprises, Inc. *                                         (220)

            UTILITIES -- 7.6%
      (19)  Calpine Corp. *                                                       (72)
      (37)  Centerpoint Energy, Inc.                                             (433)
      (11)  DTE Energy Co.                                                       (462)
      (12)  Exelon Corp.                                                         (405)
      (17)  FirstEnergy Corp.                                                    (665)
       (7)  Public Service Enterprise Group, Inc.                                (281)
      (25)  Reliant Resources, Inc. *                                            (250)
      (68)  TECO Energy, Inc.                                                    (873)
      (42)  The AES Corp. *                                                      (410)
       (8)  TXU Corp.                                                            (301)
                                                                           ----------
                                                                               (4,152)

-------------------------------------------------------------------------------------
            TOTAL SHORT POSITIONS -- 100.0%
            (PROCEEDS $52,830)                                             $  (54,617)
-------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows (amounts in thousands):

                      GROSS              GROSS          NET UNREALIZED
  AGGREGATE        UNREALIZED         UNREALIZED         APPRECIATION
    COST          APPRECIATION       DEPRECIATION       (DEPRECIATION)
----------------------------------------------------------------------
$   55,707        $     4,428        $    (1,469)       $        2,959
----------------------------------------------------------------------

Abbreviations:

  ^  - Amount rounds to less than 0.1%.
 ^^  - Amount rounds to less than one thousand.
  *  - Non-income producing security.
 **  - Securities are pledged with a broker as collateral for short sales.
       and can only be sold to qualified institutional buyers.
  +  - All or portion of this security is segregated with the custodian for forward foreign currency contracts.
(a) - Affiliated. Money market funds registered under the Investment Company Act of 1940, as ammended and advised by JPMorgan
       Investment Management, Inc.
ADR  - American Depository Receipt

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                   JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)
(Amounts in thousands)

 SHARES     ISSUER                                                            VALUE
-------------------------------------------------------------------------------------
         LONG - TERM INVESTMENTS - 97.4%

            COMMON STOCKS -- 97.4%

            AEROSPACE -- 2.2%
        2   General Dynamics Corp.                                         $      168
       17   Lockheed Martin Corp.                                                 901
       15   Northrop Grumman Corp.                                                768
       21   Raytheon Co.                                                          690
       21   United Technologies Corp.                                           1,943
                                                                           ----------
                                                                                4,470
            APPAREL -- 1.1%
       34   Jones Apparel Group, Inc.                                           1,275
       12   Nike, Inc., Class B                                                   865
                                                                           ----------
                                                                                2,140
            AUTOMOTIVE -- 1.4%
       43   Ford Motor Co.                                                        631
       21   General Motors Corp.                                                  889
        5   Harley-Davidson, Inc.                                                 295
       11   Johnson Controls, Inc.                                                593
        7   Lear Corp.                                                            402
                                                                           ----------
                                                                                2,810
            BANKING -- 6.5%
       41   Bank of America Corp.                                               3,485
       10   Compass Bancshares, Inc.                                              428
       27   GreenPoint Financial Corp.                                          1,115
       12   KeyCorp                                                               359
        1   Marshall & Ilsley Corp.                                                42
       18   Mellon Financial Corp.                                                497
        3   National City Corp.                                                    99
        4   North Fork Bancorporation, Inc.                                       141
        7   SouthTrust Corp.                                                      256
       13   SunTrust Banks, Inc.                                                  882
       49   The Bank of New York Co., Inc.                                      1,399
        7   U.S. Bancorp                                                          211
       48   Wachovia Corp.                                                      2,131
       37   Wells Fargo & Co.                                                   2,130
                                                                           ----------
                                                                               13,175
            BIOTECHNOLOGY -- 1.4%
       38   Amgen, Inc. *                                                       2,133
        1   Biogen Idec, Inc. *                                                    72
        6   Gilead Sciences, Inc. *                                               362
        5   Human Genome Sciences, Inc. *                                          51
       10   Medimmune, Inc. *                                                     221
                                                                           ----------
                                                                                2,839
            BUSINESS SERVICES -- 1.0%
       14   Cendant Corp.                                                         318
        8   Computer Sciences Corp. *                                             377
       24   First Data Corp.                                                    1,072

       13   SunGard Data Systems, Inc. *                                          298
                                                                           ----------
                                                                                2,065
            CHEMICALS -- 1.2%
        8   Air Products & Chemicals, Inc.                                        424
        9   Eastman Chemical Co.                                                  398
       14   Praxair, Inc.                                                         544
        9   Rohm & Haas Co.                                                       337
       18   The Dow Chemical Co.                                                  699
                                                                           ----------
                                                                                2,402
            COMPUTER NETWORKS -- 1.5%
      139   Cisco Systems, Inc. *                                               2,905
       10   Juniper Networks, Inc. *                                              227
                                                                           ----------
                                                                                3,132
            COMPUTER SOFTWARE -- 4.0%
        2   Adobe Systems, Inc.                                                    80
        4   Electronic Arts, Inc. *                                               201
        4   Mercury Interactive Corp. *                                           132
      214   Microsoft Corp.                                                     6,087
      136   Oracle Corp. *                                                      1,427
       11   VERITAS Software Corp. *                                              213
                                                                           ----------
                                                                                8,140
            COMPUTERS/COMPUTER HARDWARE -- 4.0%
       66   Dell, Inc. *                                                        2,353
       20   EMC Corp. *                                                           215
       58   Hewlett-Packard Co.                                                 1,166
       34   International Business Machines Corp.                               2,977
        3   Lexmark International, Inc., Class A *                                292
       21   NCR Corp. *                                                           972
       40   Sun Microsystems, Inc. *                                              156
                                                                           ----------
                                                                                8,131
            CONSTRUCTION -- 0.6%
       13   Centex Corp.                                                          560
        1   D.R. Horton, Inc.                                                      39
        3   KB Home                                                               192
        4   Lennar Corp., Class A                                                 179
        4   Pulte Homes, Inc.                                                     191
                                                                           ----------
                                                                                1,161
            CONSTRUCTION MATERIALS -- 0.3%
       18   Masco Corp.                                                           532

            CONSUMER PRODUCTS -- 4.2%
       60   Altria Group, Inc.                                                  2,874
        3   Colgate-Palmolive Co.                                                 149
        3   Fortune Brands, Inc.                                                  184
       80   Procter & Gamble Co.                                                4,193
       29   The Gillette Co.                                                    1,140
                                                                           ----------
                                                                                8,540
            DIVERSIFIED -- 4.8%
      228   General Electric Co.                                                7,592
       70   Tyco International LTD (Bermuda)                                    2,166
                                                                           ----------
                                                                                9,758
            ENTERTAINMENT/LEISURE -- 0.4%
       16   Carnival Corp.                                                        736

            FINANCIAL SERVICES -- 8.2%
        8   Capital One Financial Corp.                                           583

       17   CIT Group, Inc.                                                       577
      144   Citigroup, Inc.                                                     6,339
       20   Countrywide Financial Corp.                                         1,442
       16   Fannie Mae                                                          1,103
       16   Freddie Mac                                                         1,019
       11   Goldman Sachs Group, Inc.                                             988
       16   MBNA Corp.                                                            395
        6   Merrill Lynch & Co., Inc.                                             280
       49   Morgan Stanley                                                      2,434
       49   The Charles Schwab Corp.                                              428
       34   Washington Mutual, Inc.                                             1,335
                                                                           ----------
                                                                               16,923
            FOOD/BEVERAGE PRODUCTS -- 3.2%
       18   Anheuser-Busch Companies, Inc.                                        945
        6   Archer Daniels Midland Co.                                             88
        9   H.J. Heinz Co.                                                        347
       31   PepsiCo, Inc.                                                       1,530
        2   Sysco Corp.                                                            71
       79   The Coca-Cola Co.                                                   3,473
                                                                           ----------
                                                                                6,454
            HEALTH CARE/HEALTH CARE SERVICES -- 3.6%
       10   Aetna, Inc.                                                           822
       14   Anthem, Inc. *                                                      1,138
        6   Becton, Dickinson & Co.                                               260
        6   Biomet, Inc.                                                          246
       27   Boston Scientific Corp. *                                           1,033
       10   CIGNA Corp.                                                           639
       30   Guidant Corp.                                                       1,638
       14   HCA, Inc.                                                             537
        4   Stryker Corp.                                                         210
        5   UnitedHealth Group, Inc.                                              290
        4   WellPoint Health Networks, Inc. *                                     415
                                                                           ----------
                                                                                7,228
            HOTELS/OTHER LODGING -- 0.1%
        5   Starwood Hotels & Resorts Worldwide, Inc.                             225

            INDUSTRIAL COMPONENTS -- 0.0% ^
        1   SPX Corp.                                                              57

            INSURANCE -- 4.5%
       27   AMBAC Financial Group, Inc.                                         1,920
       22   American International Group, Inc.                                  1,524
       14   Genworth Financial, Inc., Class A *                                   321
       19   Hartford Financial Services Group, Inc.                             1,211
        8   MBIA, Inc.                                                            455
        3   Metlife, Inc.                                                         118
        4   Protective Life Corp.                                                 134
       50   The Allstate Corp.                                                  2,372
        2   The Progressive Corp.                                                 153
       18   The St. Paul Travelers Companies, Inc.                                663
        7   Torchmark Corp.                                                       349
                                                                           ----------
                                                                                9,220
            INTERNET SERVICES/SOFTWARE -- 0.9%
       16   eBay, Inc. *                                                        1,245
       18   Yahoo!, Inc. *                                                        567
                                                                           ----------
                                                                                1,812
            MACHINERY & ENGINEERING EQUIPMENT -- 1.0%
       10   Caterpillar, Inc.                                                     706
        9   Deere & Co.                                                           540
       10   Ingersoll-Rand Co., LTD (Bermuda), Class A                            690
                                                                           ----------

                                                                                1,936
            MANUFACTURING -- 1.0%
        8   3M Co.                                                                618
       10   Eaton Corp.                                                           627
        8   Illinois Tool Works, Inc.                                             697
                                                                           ----------
                                                                                1,942
            METALS/MINING -- 0.7%
       44   Alcoa, Inc.                                                         1,404

            MULTI-MEDIA -- 3.7%
        4   Comcast Corp., Special Class A *                                      102
       20   Fox Entertainment Group, Inc., Class A *                              529
       14   Gannett Co., Inc.                                                   1,160
        4   The E.W. Scripps Co., Class A                                         369
       60   The Walt Disney Co.                                                 1,392
       59   Time Warner, Inc. *                                                   989
       11   Tribune Co.                                                           463
       76   Viacom, Inc., Class B                                               2,558
                                                                           ----------
                                                                                7,562
            OIL & GAS -- 6.8%
       12   Anadarko Petroleum Corp.                                              706
       11   Baker Hughes, Inc.                                                    455
       30   ChevronTexaco Corp.                                                 2,874
       36   ConocoPhillips                                                      2,799
        6   Cooper Cameron Corp. *                                                296
       16   Devon Energy Corp.                                                  1,122
       82   Exxon Mobil Corp.                                                   3,808
       14   GlobalSantaFe Corp.                                                   395
       19   Rowan Companies, Inc. *                                               457
       21   Unocal Corp.                                                          829
                                                                           ----------
                                                                               13,741
            PAPER/FOREST PRODUCTS -- 0.5%
        8   Bowater, Inc.                                                         302
        5   Georgia-Pacific Corp.                                                 182
        6   Temple-Inland, Inc.                                                   437
                                                                           ----------
                                                                                  921
            PHARMACEUTICALS -- 7.8%
        8   Abbott Laboratories                                                   333
       29   Eli Lilly & Co.                                                     1,823
       19   Forest Laboratories, Inc. *                                           964
        3   Hospira, Inc.                                                          67
       72   Johnson & Johnson                                                   3,974
        3   Medicis Pharmaceutical Corp., Class A                                 111
       38   Merck & Co., Inc.                                                   1,711
        2   OSI Pharmaceuticals, Inc. *                                            90
      160   Pfizer, Inc.                                                        5,129
        8   Schering-Plough Corp.                                                 158
       12   Sepracor, Inc. *                                                      538
       32   Wyeth                                                               1,128
                                                                           ----------
                                                                               16,026
            PIPELINES -- 0.1%
       32   Dynegy, Inc., Class A *                                               135
        8   El Paso Corp.                                                          65
                                                                           ----------
                                                                                  200
            REAL ESTATE INVESTMENT TRUST -- 0.4%
        9   CarrAmerica Realty Corp.                                              268
        4   Equity Office Properties Trust                                        112
        6   ProLogis                                                              204
        4   The Rouse Co.                                                         192
                                                                           ----------

                                                                                  776
            RESTAURANTS/FOOD SERVICES -- 1.0%
       42   McDonald's Corp.                                                    1,160
        6   Wendy's International, Inc.                                           232
       14   Yum! Brands, Inc.                                                     534
                                                                           ----------
                                                                                1,926
            RETAILING -- 6.2%
       12   Abercrombie & Fitch Co., Class A                                      455
       11   Bed Bath & Beyond, Inc. *                                             396
       16   CVS Corp.                                                             670
        4   Family Dollar Stores, Inc.                                            123
        8   Federated Department Stores, Inc.                                     374
       68   Home Depot, Inc.                                                    2,293
       16   Kohl's Corp. *                                                        747
       33   Lowe's Companies, Inc.                                              1,631
       24   Target Corp.                                                        1,031
       27   The Gap, Inc.                                                         612
        8   The May Department Stores Co.                                         204
       12   The TJX Companies, Inc.                                               275
       67   Wal-Mart Stores, Inc.                                               3,572
        4   Walgreen Co.                                                          157
                                                                           ----------
                                                                               12,540
            SEMI-CONDUCTORS -- 3.3%
       44   Altera Corp. *                                                        920
       17   Analog Devices, Inc.                                                  686
      119   Intel Corp.                                                         2,910
        3   Intersil Corp., Class A                                                55
        6   Linear Technology Corp.                                               235
        8   Micron Technology, Inc. *                                             103
       13   Novellus Systems, Inc. *                                              362
        7   QLogic Corp. *                                                        161
       15   Texas Instruments, Inc.                                               320
       29   Xilinx, Inc.                                                          850
                                                                           ----------
                                                                                6,602
            SHIPPING/TRANSPORTATION -- 1.1%
        4   CSX Corp.                                                             129
        6   FedEx Corp.                                                           487
       18   Norfolk Southern Corp.                                                475
        6   Union Pacific Corp.                                                   316
       10   United Parcel Service, Inc., Class B                                  727
                                                                           ----------
                                                                                2,134
            STEEL -- 0.6%
       33   United States Steel Corp.                                           1,251

            TELECOMMUNICATIONS -- 3.7%
       27   AT&T Wireless Services, Inc. *                                        384
       31   BellSouth Corp.                                                       840
       35   Nextel Communications, Inc., Class A *                                785
       17   Qwest Communications International, Inc. *                             67
       69   SBC Communications, Inc.                                            1,745
       13   Sprint Corp. - FON Group                                              245
       30   Tellabs, Inc. *                                                       268
       82   Verizon Communications, Inc.                                        3,147
                                                                           ----------
                                                                                7,481
            TELECOMMUNICATIONS EQUIPMENT -- 1.3%
       49   Corning, Inc. *                                                       611
       29   Lucent Technologies, Inc. *                                            90
       55   Motorola, Inc.                                                        882
       16   QUALCOMM, Inc.                                                      1,096
                                                                           ----------

                                                                                2,679
            TOYS & GAMES -- 0.4%
       15   Hasbro, Inc.                                                          273
       32   Mattel, Inc.                                                          562
                                                                           ----------
                                                                                  835
            UTILITIES -- 2.7%
        8   Constellation Energy Group, Inc.                                      293
       11   Dominion Resources, Inc.                                              723
        5   Edison International                                                  131
       15   Entergy Corp.                                                         874
        7   FPL Group, Inc.                                                       458
       28   PG&E Corp. *                                                          803
       36   Pinnacle West Capital Corp.                                         1,443
        1   PPL Corp.                                                              60
        5   TXU Corp.                                                             194
       31   XCEL Energy, Inc.                                                     533
                                                                           ----------
                                                                                5,512
            -------------------------------------------------------------------------
            Total Common Stocks
            (Cost $175,261)                                                   197,418
            -------------------------------------------------------------------------

          SHORT - TERM INVESTMENTS - 2.6%

            MONEY MARKET FUND -- 2.6%
    5,278   JPMorgan Prime Money Market Fund (a)
            (Cost $5,278)                                                       5,278
-------------------------------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.0%
            (COST $180,539)                                                $  202,696
-------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows (amounts in thousands):

                      GROSS              GROSS          NET UNREALIZED
  AGGREGATE        UNREALIZED         UNREALIZED         APPRECIATION
    COST          APPRECIATION       DEPRECIATION       (DEPRECIATION)
----------------------------------------------------------------------
$   180,539       $     29,018       $    (6,861)       $       22,157
----------------------------------------------------------------------

JPMORGAN FUNDS

Abbreviations:

*      - Non-income producing security.
^      - Amount rounds to less than 0.1%.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                     JPMORGAN TAX AWARE ENHANCED INCOME FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

JPMORGAN TAX AWARE ENHANCED INCOME FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)
(Amounts in thousands)

PRINCIPAL
 AMOUNT     ISSUER                                                            VALUE
-------------------------------------------------------------------------------------
         LONG - TERM INVESTMENTS - 60.4%

            U.S. GOVERNMENT AGENCY SECURITY -- 0.5%
 $ 10,000   Federal National Mortgage Association, 2.38%,
            12/15/05
            (Cost $9,986)                                                  $    9,979

            STATE AND MUNICIPAL OBLIGATIONS -- 30.0%
            ARIZONA -- 0.2%
    4,000   Northern Arizona Capital Facilities Finance Corp.,
            Northern Arizona University Project, Student Housing,
             Ser. A, Rev., Adj., 4.00%, 08/01/33                                4,023

            CALIFORNIA -- 6.9%
   13,170   California Pollution Control Financing Authority, Ser.
             B, Rev., Adj., 2.00%, 03/01/08 +                                  12,987
    2,000   California Pollution Control Financing Authority, Ser.
             D, Rev., Adj., 2.00%, 02/28/08 +                                   1,972
   15,000   California State, Economic Recovery, Ser. A, GO,
            5.00%, 07/01/06 +                                                  15,856
    8,240   California State, Economic Recovery, Ser. B, GO,
            Adj., 5.00%, 07/01/23                                               8,910
   20,360   California State, Economic Recovery, Ser. B, GO,
            Adj., 5.00%, 07/01/23 +                                            21,861
   14,900   California State, Ser. D-1, GO, Adj., 1.95%,
            02/10/05 +                                                         14,882
    3,000   California State, Ser. D-4, GO, Adj., 1.98%,
            02/03/05 +                                                          2,997
   10,000   California Statewide Communities Development
            Authority, Kaiser Permanente, Ser. C, Adj., Rev.,
            3.70%, 11/01/29                                                    10,159
    6,555   California Statewide Communities Development
            Authority, Kaiser Permanente, Ser. F, Rev., Adj.,
            2.30%, 04/01/33                                                     6,455
   10,000   Los Angeles County Sanitation Districts Financing
            Authority, Capital Project, Ser. A, Rev., FSA, 4.00%,
            10/01/05                                                           10,291
   16,500   Sacramento County Sanitation District, Ser. A,
            Rev., 5.88%, 12/01/27                                              17,508
    9,000   Santa Clara County Financing Authority, Measure B
            Transportation Improvement Program, Rev., 4.00%,
            08/01/05                                                            9,219
                                                                           ----------
                                                                              133,097
            COLORADO -- 0.5%
    2,850   Arapahoe County, Capital Improvement, Federal
            Highway, Ser. E-470, Rev., (p), 0.00%, 08/31/05 +                   1,363
    8,625   Regional Transportation District, Transit Vehicles,
            COP, Ser. A, Adj., AMBAC, 2.30%, 12/01/22                           8,497
                                                                           ----------

                                                                                9,860
            FLORIDA -- 0.1%
    1,175   Bay County, Hospital Systems, Bay Medical Center
            Project, Rev., (p), 8.00%, 10/01/04 +                               1,197

            GEORGIA -- 2.0%
   10,560   Henry County School District, GO, FGIC, 5.00%,
            04/01/07                                                           11,271
    6,940   Metropolitan Atlanta Rapid Transportation Authority,
            Second Indenture, Ser. A, Rev., FSA, 5.00%,
            07/01/07                                                            7,420
   19,525   Milledgeville & Baldwin County Development
            Authority, Georgia College & State University
            Foundation, Student Housing, Rev., Adj., 5.00%,
            09/01/32                                                           19,581
                                                                           ----------
                                                                               38,272
            ILLINOIS -- 0.1%
    1,700   Illinois Health Facilities Authority, Lifelink Corp.
            Obligation Group, Ser. B, Rev., (p), 8.00%, 02/15/05                1,760

            KANSAS -- 0.2%
    3,000   Burlington, Kansas, Environmental Improvement,
            Kansas City Power & Light Co. Project, Ser. C, Rev.,
            Adj., 2.25%, 10/01/17 +                                             2,999

            MAINE -- 0.1%
    1,500   Maine Veterans Homes, Rev., (p), 7.75%,
            10/01/05                                                            1,636

            MARYLAND -- 0.5%
    8,000   Washington Suburban Sanitation District, Water
            Supply, GO, 5.25%, 06/01/07                                         8,658

            MASSACHUSETTS -- 0.6%
   10,000   Massachusetts State, CONS, Ser. D, GO, (p),
            5.25%, 11/01/06                                                    10,814

            MICHIGAN -- 0.7%
    2,555   Michigan State Hospital Finance Authority, Trinity
            Health, Ser. A, Rev., 5.50%, 12/01/04                               2,587
   10,000   Michigan Strategic Fund, Dow Chemical Project,
            Rev., Adj., 3.80%, 06/01/14                                        10,196
                                                                           ----------
                                                                               12,783
            MINNESOTA -- 1.3%
    4,000   Minnesota Housing Finance Agency, Residential
            Housing, Ser. K-1, Rev., 2.25%, 07/01/17                            3,935
   19,890   Washington County Housing & Redevelopment
            Authority, Multi-Family Housing, FLOATS, Ser.
            PT-702, Rev., 1.16%, 12/31/23                                      19,889
                                                                           ----------
                                                                               23,824
            MULTIPLE STATES -- 2.7%
    1,485   MBIA Capital Corp., FLOATS, Ser. PL-10, Rev.,
            Adj., MBIA, 1.18%, 08/05/04                                         1,485

   40,425   Puttable Floating Option Tax-Exempt Receipts,
            LOATS, Ser. PPT-12, 1.23%, 07/01/24                                40,424
    9,350   Puttable Floating Option Tax-Exempt Receipts,
            FLOATS, Ser. PPT-38, Mode A, Adj., 1.41%,
            12/01/18                                                            9,350
                                                                           ----------
                                                                               51,259
            NEBRASKA -- 0.2%
    2,800   Omaha Public Power District, Nebraska Electric,
            Omaha Public Power System, Ser. B, Rev., 4.50%,
            02/01/09                                                            2,969

            NEW JERSEY -- 0.1%
    1,350   New Jersey Economic Development Authority,
            North Jersey Port District, Rev., AMBAC, 7.13%,
            02/15/08                                                            1,487

            NEW YORK -- 4.8%
    5,000   Long Island Power Authority, Electric Systems, Ser.
             A, Rev., 4.50%, 06/01/05                                           5,103
   12,750   Long Island Power Authority, Electric Systems, Ser.
             B, Rev., 5.00%, 06/01/05                                          13,065
    4,500   Nassau County Interim Finance Authority, Sales
            Tax Secured, Ser. A, Rev., AMBAC, 4.00%,
            11/15/08                                                            4,705
    2,250   Nassau County Interim Finance Authority, Sales
            Tax Secured, Ser. A, Rev., AMBAC, 5.00%,
            11/15/09                                                            2,458
   10,000   New York City, New York, Ser. C, GO, 5.00%,
            08/01/05                                                           10,339
   15,350   New York City, New York, Ser. G, GO, 5.00%,
            08/01/06                                                           16,128
    5,000   New York State Dormitory Authority, Fourth
            Generation, City University System, Ser. A, Rev.,
            CONS, 5.00%, 07/01/06                                               5,257
    3,925   New York State Dormitory Authority, Mount Sinai
            School of Medicine, Rev., MBIA, 5.00%, 07/01/06                     4,140
    3,750   New York State Environmental Facilities Corp.,
            Solid Waste Disposal, Waste Management Project,
            Ser. A, Rev., Adj., 2.90%, 05/01/12                                 3,737
   15,000   New York State Thruway Authority, Service
            Contract, Taxable, Ser. B, Rev., 2.59%, 03/15/06                   14,936
   10,000   New York State Urban Development Corp.,
            Correctional & Youth Facilities Services, Ser. A,
            Rev., 5.25%, 01/01/21                                              10,756
                                                                           ----------
                                                                               90,624
            NORTH CAROLINA -- 0.8%
   15,000   Guilford County, GO, 4.00%, 10/01/22                               15,660

            OHIO -- 0.5%
    2,500   Ohio State Air Quality Development Authority,
            Pollution Control, Ohio Edison Project, Ser. C, Rev.,
            Adj., 5.80%, 06/01/16                                               2,527
    2,460   Ohio State Air Quality Development Authority,
            Toledo, Ser. A, Rev., Adj., 2.20%, 10/01/04                         2,459

    5,000   Ohio State, Common Schools, Ser. D, GO, Adj.,
            2.45%, 03/15/24                                                     4,985
                                                                           ----------
                                                                                9,971
            PENNSYLVANIA -- 0.4%
    2,720   Lehigh County, Ser. C, GO, (p), 5.65%, 05/15/06                     2,901
    4,455   Lehigh County, Ser. C, GO, (p), 5.70%, 05/15/06                     4,755
                                                                           ----------
                                                                                7,656
            PUERTO RICO -- 1.9%
    5,940   Puerto Rico Commonwealth, GO, FGIC, 5.00%,
            07/01/05                                                            6,130
    2,660   Puerto Rico Highway & Transportation Authority,
            Ser. AA, Rev., 5.00%, 07/01/07                                      2,841
   16,605   Puerto Rico Municipal Finance Agency, Ser. A,
            Rev., 4.00%, 08/01/04                                              16,606
   10,000   Puerto Rico Public Buildings Authority, Government
            Facilities, Ser. A, Rev., AMBAC, (p), 5.50%,
            07/01/05                                                           10,520
                                                                           ----------
                                                                               36,097
            RHODE ISLAND -- 0.1%
    2,500   Rhode Island Housing & Mortgage Finance Corp.,
            Hometown Opportunity Notes, Ser. 41-C, Rev.,
            3.38%, 11/01/05                                                     2,536

            SOUTH CAROLINA -- 0.3%
    6,000   South Carolina Transportation Infrastructure Bank,
            Ser. A, Rev., MBIA, 5.00%, 10/01/10                                 6,519

            TEXAS -- 2.3%
    9,400   Brazos River Authority, PCR, Utilities Electric Co.,
            Ser. B, Rev., Adj., 5.05%, 06/01/30 +                               9,626
   10,000   Gulf Coast Waste Disposal Authority, PCR, Amoco
            Oil Project, Rev., Adj., 1.97%, 10/01/17                            9,977
    2,000   Lewisville, Texas, Combination Contract, Special
            Assessment, Castle Hills No. 3 Project, Rev., 4.13%,
            05/01/31                                                            2,092
    4,975   Matagorda County Navigation District No. 1, PCR,
            Central Power & Light Co., Ser. A, Rev., Adj, 4.55%,
            11/01/29                                                            5,119
    5,000   Panhandle-Plains Higher Education Authority,
            Student Loan, Ser. A-1, Rev., Adj., 1.38%, 01/01/32                 5,000
    3,410   San Antonio, Texas, General Improvement, GO,
            3.00%, 08/01/04                                                     3,410
      290   San Antonio, Texas, General Improvement, GO, (p),
            3.00%, 08/01/04                                                       290
    8,350   Texas State, Public Finance Authority, Ser. B, GO,
            (p), 5.63%, 10/01/06                                                8,993
                                                                           ----------
                                                                               44,507
            VIRGIN ISLANDS -- 0.2%
    3,570   University of the Virgin Islands, Ser. A, Rev., (p),
            7.70%, 10/01/04                                                     3,678

            VIRGINIA -- 0.6%
    8,000   Louisa IDA, Solid Waste & Sewer Disposal, Electric
            & Power Co. Project, Ser. A, Rev., Adj., 2.30%,
            03/01/31                                                            7,816

    2,600   Norfolk, Virginia, GO, MBIA, 5.00%, 06/01/09                        2,835
                                                                           ----------
                                                                               10,651
            WASHINGTON -- 0.6%
    4,000   Washington Health Care Facilities Authority,
            Multicare Health Systems, Rev., MBIA, 4.38%,
            08/15/04                                                            4,005
    7,995   Washington State, Ser. 96-A, GO, (p), FGIC, 5.75%,
            07/01/05                                                            8,306
                                                                           ----------
                                                                               12,311
            WEST VIRGINIA -- 0.0% ^
      800   Morgantown, West Virginia, Sewer Systems, Rev.,
            (p), 7.25%, 06/01/05                                                  838

            WISCONSIN -- 1.3%
    6,250   Wisconsin Health & Educational Facilities Authority,
            Ser. 1999A, Rev., Adj., 4.45%, 05/01/29 (i) #                       6,398
    5,000   Wisconsin State Health & Educational Facilities,
            1.16%, 12/31/50 (i) #                                               5,000
    3,755   Wisconsin State Health & Educational Facilities
            Authority, Hospital Charity Obligation Group, Ser. D,
            Rev., Adj., (p), 4.90%, 11/01/15                                    3,868
    3,075   Wisconsin State Health & Educational Facilities
            Authority, Ministry Health Care, Inc., Rev., 3.40%,
            05/15/07                                                            3,073
    5,680   Wisconsin State Health & Educational Facilities
            Authority, Ministry Health Care, Inc., Ser. B, Rev.,
            3.50%, 05/15/07                                                     5,711
                                                                           ----------
                                                                               24,050
            -------------------------------------------------------------------------
            Total State and Municipal Obligations
            (Cost $570,426)                                                   569,736
            -------------------------------------------------------------------------

            CORPORATE NOTES & BONDS -- 13.5%
            AUTOMOTIVE -- 2.0%
            DaimlerChrysler N.A. Holding Corp.,
   12,850     2.39%, 09/26/05, Ser. D, MTN, FRN                                12,920
    4,200     6.40%, 05/15/06                                                   4,425
            General Motors Acceptance Corp.,
    8,450     2.51%, 01/16/07, MTN, FRN                                         8,463
   12,950     2.56%, 07/16/07, FRN                                             12,938
                                                                           ----------
                                                                               38,746
            COMPUTERS/COMPUTER HARDWARE -- 0.8%
   15,100   International Business Machines Corp., 1.54%,
            09/10/04, FRN                                                      15,100

            FINANCIAL SERVICES -- 6.7%
   17,900   The Bear Stearns Co., Inc., 1.77%, 01/16/07, Ser.
            B, MTN, FRN +                                                      17,903
            CIT Group, Inc.,
    3,750     6.50%, 02/07/06 +                                                 3,947
   26,300     1.45%, 02/15/07, MTN, FRN +                                      26,307
    9,925   Countrywide Home Loans, Inc., 5.50%, 08/01/06
            Counts Trusts,                                                     10,348
    8,250     2.03%, 08/15/07, Ser. 2002-10, FRN, # +                           8,250

    8,250     2.08%, 08/15/07, Ser. 2002-11, FRN, # +                           8,250
   19,250   Household Finance Corp., 1.62%, 07/27/07, MTN,
            FRN                                                                19,232
    4,940   International Lease Finance Corp., 5.75%,
            10/15/06                                                            5,209
      800   Morgan Stanley, 1.87%, 03/27/06, FRN                                  802
   28,250   SLM Corp., 1.78%, 01/25/07, Ser. A, MTN, FRN                       28,263
                                                                           ----------
                                                                              128,511
            INSURANCE -- 0.4%
    8,296   ASIF Global Financing, 1.72%, 03/14/06, FRN, # +                    8,317

            RETAILING -- 0.3%
    4,950   Safeway, Inc., 1.65%, 11/01/05, FRN                                 4,955

            TELECOMMUNICATIONS -- 1.5%
    4,550   Deutsche Telekom International Finance (Germany),
             8.25%, 06/15/05                                                    4,771
   18,500   SBC Communications, Inc., 4.21%, 06/05/05, #                       18,777
    3,875   Sprint Capital Corp., 6.00%, 01/15/07                               4,075
                                                                           ----------
                                                                               27,623
            TRANSPORTATION -- 0.4%
    6,950   CSX Corp., 1.99%, 08/03/06, FRN                                     6,946

            UTILITIES -- 1.4%
    7,150   FPL Group Capital, Inc., 1.88%, 03/30/05                            7,137
    2,965   National Rural Utilities Cooperative Finance Corp.,
            3.00%, 02/15/06                                                     2,973
   11,900   Pacific Gas & Electric Co., 2.30%, 04/03/06, FRN                   11,905
    4,600   Public Service Co. of Colorado, 4.38%, 10/01/08                     4,641
                                                                           ----------
                                                                               26,656
            -------------------------------------------------------------------------
            Total Corporate Notes & Bonds
            (Cost $256,895)                                                   256,854
            -------------------------------------------------------------------------

            RESIDENTIAL MORTGAGE BACKED SECURITIES -- 0.7%
            COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.7%
    4,872   Federal National Mortgage Association, 1.95%,
            06/25/32, Ser. 2002-36, Class FS, FRN                               4,914
    1,074   Government National Mortgage Association, 1.82%,
            12/20/30, Ser. 2000-38, Class F, FRN                                1,076
    7,058   Thornburg Mortgage Securities Trust, 1.76%,
            05/25/44, Ser. 2004-2, Class A1, FRN                                7,058
            -------------------------------------------------------------------------
            Total Residential Mortgage Backed Securities
            (Cost $13,004)                                                     13,048
            -------------------------------------------------------------------------

            COMMERCIAL MORTGAGE BACKED SECURITY -- 1.5%
   28,050   Capital One Multi-Asset Execution Trust, 2.63%,
            12/15/10, Ser. 2003-A, FRN, #
            (Cost $28,899)                                                     28,997

            ASSET BACKED SECURITIES -- 9.5%
    8,450   American Express Credit Account Master Trust,
            1.88%, 02/15/12, Ser. 2004-C, Class C, FRN, # +                     8,450
   25,250   AmeriCredit Automobile Receivables Trust, 2.75%,
            10/06/07, Ser. 2003-CF, Class A3 +                                 25,290
    3,450   Capital One Auto Finance Trust, 3.18%, 09/15/10,
            Ser. 2003-B, Class A4                                               3,410
   10,200   Capital One Master Trust, 2.18%, 08/15/08, Ser.
            2000-4, Class C, FRN, #                                            10,231
    2,250   CARSS Finance Limited Partnership, 2.33%,
            01/15/11, Ser. 2004-A, Class B2                                     2,251
    8,653   Centex Home Equity, 1.73%, 01/25/05, Ser. 2004-A,
            Class AV2, FRN                                                      8,656
            Citibank Credit Card Issuance Trust,
    6,950     7.45%, 09/15/07, Ser. 2000-C1, Class C1                           7,309
   11,200     2.55%, 03/20/08, Ser. 2003-C2, Class C2, FRN                     11,303
            Countrywide Asset-Backed Certificates,
    6,200     1.95%, 02/25/34, Ser. 2004-BC1, Class M1, FRN +                   6,207
   17,800     1.90%, 11/25/34, Ser. 2004-6, Class 2A4, FRN +                   17,799
    3,565   EQCC Trust, 1.75%, 11/25/31, Ser. 2002-1, Class
            2A, FRN                                                             3,572
    3,171   HFC Home Equity Loan Asset Backed Certificates,
            1.72%, 04/20/32, Ser. 2002-2, Class A, FRN                          3,177
   26,550   Honda Auto Receivables Owner Trust, 1.57%,
            06/19/06, Ser. 2003-5, Class A2                                    26,498
   17,406   Option One Mortgage Loan Trust, 1.87%, 02/25/33,
            Ser. 2003-1, Class A2, FRN                                         17,465
    2,157   SLM Student Loan Trust, 1.69%, 10/25/10, Ser.
            2002-1, Class A1, FRN                                               2,157
    6,314   Wachovia Asset Securitization, Inc., 1.88%,
            12/25/32, Ser. 2002-HE2, Class A, FRN                               6,339
   19,400   WFS Financial Owner Trust, 3.25%, 05/20/11, Ser.
            2003-3, Class A4                                                   19,327
            -------------------------------------------------------------------------
            Total Asset Backed Securities
            (Cost $179,417)                                                   179,441
            -------------------------------------------------------------------------

            CERTIFICATES OF DEPOSIT -- 1.2%
   23,100   Deutsche Bank AG/New York (Yankee), 1.37%,
            05/15/07, Floating Rate
            (Cost $23,100)                                                     23,056
            -------------------------------------------------------------------------
            Total Long-Term Investments
            (Cost $1,081,727)                                               1,081,111
            -------------------------------------------------------------------------

          SHORT - TERM INVESTMENTS - 39.6%

            STATE AND MUNICIPAL OBLIGATIONS -- 33.6%
            ALABAMA -- 1.1%
   20,000   Jefferson County, Sewer, Ser. C-8, Rev., FRDO,
            FGIC, 1.15%, 08/05/04                                              20,000

            ARIZONA -- 1.1%
   15,800   Arizona Educational Loan Marketing Corp., RAMS,
            Sub Ser. B, Rev., FRDO, 1.40%, 08/05/04 +                          15,800
    2,500   Arizona Health Facilities Authority, Banner Health
            Systems, Ser. B, Rev., FRDO, AMBAC, 1.40%,
            08/06/04 +                                                          2,500


    3,225   Scottsdale IDA, Hospital, Scottsdale Healthcare,
            Ser. A, Rev., FRDO, 1.40%, 08/06/04                                 3,225
                                                                           ----------
                                                                               21,525
            CALIFORNIA -- 2.5%
    2,000   California State Department of Water Resources,
            Power Supply, Ser. C-10, Rev., FRDO, 1.05%,
            08/05/04 +                                                          2,000
   10,000   California Statewide Communities Development
            Authority, Ser. M, Rev., FRDO, 1.15%, 08/04/04                     10,000
    1,000   Chela Financial USA, Inc., California Student Loan,
            ACES, Senior Ser. C-4, Rev., FRDO, 1.55%,
            08/03/04                                                            1,000
   12,850   Chela Financial USA, Inc., California Student Loan,
            Ser. A-2, Rev., FRDO, 1.40%, 08/03/04                              12,850
   16,055   San Mateo County Housing Authority, Multi-Family
            Mortgage, FLOATS, Ser. PT-704, Rev., FRDO,
            1.16%, 08/16/04                                                    16,055
    5,500   Student Education Loan Marketing Corp., Sub Ser.
            IV-C-1, Rev., FRDO, 1.50%, 08/12/04                                 5,500
                                                                           ----------
                                                                               47,405
            COLORADO -- 0.4%
      350   Colorado Housing & Finance Authority, Multi-Family
            Housing, Class 1-B1, Rev., FRDO, 1.35%, 08/04/04                      350
    1,250   Colorado Housing & Finance Authority, Multi-Family
            Insured Mortgage, Ser. AA, Rev., FRDO, MBIA, 1.09%, 08/04/04        1,250
      800   Colorado Housing & Finance Authority, Ser. AA-3,
            Class I, Rev., FRDO, 1.09%, 08/04/04                                  800
    5,400   Colorado Student Obligation Bond Authority, Student
            Loan, Ser. VII-A1, Rev., FRDO, 1.40%, 08/12/04                      5,400
                                                                           ----------
                                                                                7,800
            DISTRICT OF COLUMBIA -- 4.4%
   15,000   District of Columbia Water & Sewer Authority,
            Public Utlities, Sub Lien, Sub Ser. B-2, Rev., FRDO,
            AMBAC, 1.40%, 08/03/04                                             15,000
   33,650   District of Columbia, Georgetown University, Ser.
            C, Rev., FRDO, MBIA, 1.38%, 08/12/04                               33,650
   14,975   District of Columbia, Ser. A-1, GO, FRDO, MBIA,
            1.35%, 08/05/04                                                    14,975
    3,075   District of Columbia, Ser. A-2, GO, FRDO, MBIA,
            1.14%, 10/07/04                                                     3,075
   18,200   District of Columbia, Ser. B-2, GO, FRDO, MBIA,
            1.35%, 08/03/04                                                    18,200
                                                                           ----------
                                                                               84,900
            FLORIDA -- 1.5%
   16,350   Florida Educational Loan Marketing Corp., RAMS,
            Ser. D-2, Rev., FRDO, 1.52%, 08/12/04                              16,350
   12,800   Miami-Dade County School Board, COP, Ser. B,
            FRDO, AMBAC, 1.40%, 08/06/04                                       12,800
                                                                           ----------
                                                                               29,150
            GEORGIA -- 0.4%
    2,900   Fulton County Development Authority, Lovett
            School Project, Rev., FRDO, 1.08%, 08/04/04                         2,900
    5,000   Fulton County Development Authority, Piedmont
            Medical Center Project, Ser. B, Rev., FRDO, MBIA,
            1.38%, 08/18/04                                                     5,000
                                                                           ----------

                                                                                7,900

            ILLINOIS -- 1.2%
    4,300   Galesburg, Illinois, Knox College Project, Rev.,
            FRDO, 1.17%, 08/05/04                                               4,300
   19,150   Illinois Development Finance Authority, Provena
            Health, Ser. B, Rev., FRDO, MBIA, 1.40%,
            08/18/04                                                           19,150
                                                                           ----------
                                                                               23,450
            INDIANA -- 0.3%
    5,000   Jasper County, PCR, Northern Indiana Public
            Service, Rev., FRDO, AMBAC, 1.30%, 08/19/04                         5,000

            KENTUCKY -- 0.6%
    1,000   Ashland, Kentucky, PCR, Ashland Oil, Inc. Project,
            Rev., FRDO, 1.04%, 08/05/04 +                                       1,000
   10,000   Kenton County Airport Board, Special Facilities, Airis
            Cincinnatti LLC, Ser. A, Rev., FRDO, 1.14%,
            08/05/04                                                           10,000
                                                                           ----------
                                                                               11,000
            MARYLAND -- 2.2%
   35,450   Baltimore, Maryland, Public Improvement, Ser. A,
            GO, CONS, FRDO, FSA, 1.25%, 08/11/04 +                             35,450
    6,000   Washington Suburban Sanitation District, Ser. A,
            GO, BAN, FRDO, 1.06%, 08/04/04                                      6,000
                                                                           ----------
                                                                               41,450
            MASSACHUSETTS -- 2.7%
   18,700   Massachusetts Development Finance Agency,
            Babson College, Ser. A, Rev., FRDO, MBIA, 1.40%,
            08/05/04                                                           18,700
   32,150   Massachusetts Health & Educational Facilities
            Authority, Northeastern University, Ser. N, Rev.,
            FRDO, MBIA, 1.40%, 08/05/04                                        32,150
                                                                           ----------
                                                                               50,850
            MICHIGAN -- 0.6%
    9,000   Central Michigan University, Ser. B, Rev., FRDO,
            FGIC, 1.75%, 10/01/15                                               9,000
    2,950   Wayne State University, General Purpose, Rev.,
            FRDO, AMBAC, 1.38%, 08/05/04                                        2,950
                                                                           ----------
                                                                               11,950
            MISSISSIPPI -- 0.5%
    9,400   Mississippi State, Nissan Project, Ser. C, GO,
            FRDO, FGIC, 1.38%, 08/04/04                                         9,400

            MISSOURI -- 1.7%
   21,900   Missouri State Health & Educational Facilities
            Authority, Ascension Health, Ser. C-1, Rev., FRDO,
            1.45%, 08/04/04                                                    21,900
   10,000   Missouri State Health & Educational Facilities
            Authority, Mercy Health Systems, Ser. B, Rev.,
            FRDO, AMBAC, 1.25%, 08/18/04                                       10,000
                                                                           ----------

                                                                               31,900
            MONTANA -- 0.6%
   11,600   Montana Higher Education Student Assistance
            Corp., Student Loan, Senior Ser. A, Rev., FRDO,
            1.40%, 08/06/04                                                    11,600

            MULTIPLE STATES -- 1.6%
   29,691   Puttable Floating Option Tax-Exempt Receipts,
            FLOATS, Ser. PPT-34, FRDO, 1.41%, 08/04/04                         29,691

            NEW YORK -- 1.9%
   13,425   New York City IDA, Special Facilities, FLOATS,
            Ser. 921, Rev., FRDO, 1.28%, 08/05/04                              13,425
    5,100   New York City Municipal Water Finance Authority,
            Water & Sewer System, FLOATS, Ser. PA-446, Rev.,
            FRDO, FGIC, 1.10%, 08/16/04                                         5,100
        1   New York State Environmental Facilities Corp.,
            Clean Water & Drinking, FLOATS, Ser. 731, Rev.,
            FRDO, 1.11%, 08/05/04                                                   1
    2,400   New York State Urban Development Corp.,
            Correctional Facilities, Sub Ser. B-8, Rev., FRDO,
            AMBAC, 1.40%, 08/03/04                                              2,400
    5,000   New York State Urban Development Corp.,
            Correctional Facilities, Sub Ser. B-9, Rev., FRDO,
            AMBAC, 1.30%, 08/10/04                                              5,000
   10,600   New York State Energy Research & Development
            Authority, Consolidated Edison Co., Sub Ser. A-2,
            Rev., FRDO, AMBAC, 1.35%, 08/04/04                                 10,600
                                                                           ----------
                                                                               36,526
            NORTH CAROLINA -- 1.3%
    6,275   North Carolina Housing Finance Agency,
            Appalachian Student Housing, Ser. A, Rev., FRDO,
            1.08%, 08/04/04                                                     6,275
   17,475   Wake County Industrial Facilities & PCFA, Ser. G,
            Rev., FRDO, AMBAC, 1.36%, 08/12/04                                 17,475
                                                                           ----------
                                                                               23,750
            NORTH DAKOTA -- 0.1%
    1,600   Underwood, North Dakota, PCR, Cooperative Power
            Association Project, Ser. A, Rev., FRDO, 0.77%,
            08/25/04                                                            1,600

            OHIO -- 1.6%
    5,000   Cuyahoga County, University Hospital, Ser. E,
            Rev., FRDO, AMBAC, 1.35%, 08/25/04                                  5,000
    8,000   Ohio State Air Quality Development Authority,
            Cincinnati Gas & Electric, Ser. A, Rev., FRDO,
            1.09%, 08/04/04                                                     8,000
   17,400   Student Loan Funding Corp., Cincinnati, Ohio, Ser.
            A-7, Rev., FRDO, 1.45%, 09/01/47                                   17,400
                                                                           ----------
                                                                               30,400
            OREGON -- 0.1%
    1,700   Portland, Oregon, Sewer Systems, Second Lien,
            Ser. B-1, Rev., FRDO, MBIA, 1.36%, 08/12/04                         1,700

            PENNSYLVANIA -- 1.6%
    2,000   ABN AMRO Munitops Certificate Trust, Ser.
            1999-16, Class V, FRDO, MBIA, 1.14%, 08/04/04 +                     2,000
    1,800   Beaver County IDA, PCR, Ser. D, Rev., FRDO,
            AMBAC, 1.39%, 08/25/04 +                                            1,800
    4,800   Erie County Hospital Authority, FLOATS, Ser. 820,
            Rev., FRDO, MBIA, 1.13%, 08/05/04                                   4,800
    1,500   Harrisburg Authority, Water, Ser. B, Rev., FRDO,
            FSA, 1.13%, 08/05/04                                                1,500
   20,000   Pennsylvania Economic Development Financing
            Authority, Reliant Energy Seward LLC Project, Ser. B,
            Rev., FRDO, 1.13%, 08/04/04                                        20,000
                                                                           ----------
                                                                               30,100
            RHODE ISLAND -- 0.7%
    8,000   Rhode Island State & Providence Plantations,
            FLOATS, Ser. 720, GO, FRDO, FGIC, 1.13%,
            08/05/04                                                            8,000
    5,500   Rhode Island Student Loan Authority, ACES, Ser. 1,
            Rev., FRDO, AMBAC, 1.35%, 08/04/04                                  5,500
                                                                           ----------
                                                                               13,500
            SOUTH CAROLINA -- 1.1%
    6,000   Greenville Hospital Systems, Ser. C, Rev., FRDO,
            AMBAC, 1.40%, 08/06/04                                              6,000
    9,600   South Carolina Jobs-Economic Development
            Authority, Hospital Facilities, Anderson Medical, Ser.
            A, Rev., FRDO, AMBAC, 1.38%, 08/19/04                               9,600
    4,500   South Carolina State Education Assistance
            Authority, Rev., FRDO, 1.36%, 08/06/04                              4,500
                                                                           ----------
                                                                               20,100
            TENNESSEE -- 0.3%
    5,125   Blount County Public Building Authority, Local
            Government Public Improvement, Ser. C-1-A, Rev.,
            FRDO, 1.40%, 08/12/04 +                                             5,125

            TEXAS -- 0.9%
    5,000   Abilene, Texas, Higher Education Authority, ACES,
            Ser. B, Rev., FRDO, 1.38%, 08/19/04 +                               5,000
    5,000   Brazos Higher Education Authority, ACES, Student
            Loan, Senior Lien, Ser. A-1, Rev., FRDO, 1.40%,
            08/12/04 +                                                          5,000
    8,000   Houston, Texas, Hotel Occupancy, Convention &
            Entertainment, Ser. C-1, Rev., FRDO, AMBAC,
            1.40%, 08/05/04                                                     8,000
                                                                           ----------
                                                                               18,000
            VIRGINIA -- 0.3%
    5,845   Virginia Commonwealth Transportation Board,
            FLOATS, Ser. 727, Rev., FRDO, 1.13%, 08/05/04                       5,845

            WYOMING -- 0.3%
    5,800   Wyoming Student Loan Corp., ACES, Ser. B, Rev.,
            FRDO, 1.40%, 08/04/04                                               5,800
            -------------------------------------------------------------------------
            Total State and Municipal Obligations
            (Cost $637,417)                                                   637,417
            -------------------------------------------------------------------------

            U.S. TREASURY SECURITY -- 0.1%

    1,000   U.S. Treasury Bills, 1.20%, 09/30/04 + @
            (Cost $998)                                                           998

SHARES
            MONEY MARKET FUND -- 9.4%
  178,344   JPMorgan Tax Free Money Market Fund (a)
            (Cost $178,344)                                                   178,344
            -------------------------------------------------------------------------
            Total Short-Term Investments
            (Cost $816,759)                                                   816,759
-------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (COST $1,898,486)                                             $ 1,897,870
-------------------------------------------------------------------------------------

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                 NOTIONAL     UNREALIZED
      NUMBER                                                     VALUE AT    APPRECIATION
        OF                                     EXPIRATION         7/31/04   (DEPRECIATION)
     CONTRACTS   DESCRIPTION                      DATE             (USD)         (USD)
     -------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
        273      5 Year Treasury Notes         September, 2004  $  29,894      $       171
        164      30 Day Federal Funds           November, 2004     67,030               5
        228      30 Day Federal Funds           December, 2004     93,041               -^^

                 SHORT FUTURES OUTSTANDING
       (328)     2 Year Treasury Notes         September, 2004    (69,249)           (273)


SWAP CONTRACTS

                                                                                       UNDERLYING     UNREALIZED
                                                                       EXPIRATION       NOTIONAL     APPRECIATION
DESCRIPTIONS                                                              DATE            VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Interest Rate Swap with Citibank N.A. on 6 Month USD BMA receipt,
with semi annual payment of 3.256%.                                     05/01/09       $  100,000   $       (1,372)
Swap - price lock with Lehman Brothers Special Financing on U.S.
Treasury Note, 3.125%, 10/15/08, price less 98.41, the Fund
pays positive, receives negative.                                       08/26/04           60,020                4

     For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004, are as follows (amounts in thousands):

                      GROSS              GROSS          NET UNREALIZED
  AGGREGATE        UNREALIZED         UNREALIZED         APPRECIATION
    COST          APPRECIATION       DEPRECIATION       (DEPRECIATION)
----------------------------------------------------------------------
$ 1,898,486       $      2,463       $     (3,079)      $         (616)
----------------------------------------------------------------------

Abbreviations:
^       - Amount rounds to less than 0.1%.
^^      - Amount rounds to less than one thousand.
+       - All or a portion of this security is segregated for when issued, delayed delivery, swaps or unsettled trades.
#       - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@       - Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(i)     - Security is considered illiquid and may be difficult to sell.
(p) - Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded
Adj.    - Adjustable. The interest rate shown is the rate in effect at July 31,
          2004.
ACES    - Auction Rate Securities.
AMBAC   - American Municipal Bond Assurance Corp.
BAN     - Bond Anticipation Note.
CONS    - Consolidated Bonds.
COP     - Certificates of Participation.
FGIC    - Financial Guaranty Insurance Co.
FLOATS  - Floating Auction Tax Exempts.
FRDO    - Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at July 31, 2004.
FRN     - Floating Rate Note. The interset rate shown is the rate in effect at
          July 31, 2004.
FSA     - Financial Securities Association.
GO      - General Obligation Bond.
IDA     - Industrial Development Authority.
MBIA    - Municipal Bond Insurance Association.
MTN     - Medium Term Note.
PCFA    - Pollution Control Financing Authority.
PCR     - Pollution Control Revenue.
RAMS    - Reverse Annuity Mortgage Security.
Rev.    - Revenue Bond.
Ser.    - Series.
USD     - United States Dollar.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                       JPMORGAN TAX AWARE U.S. EQUITY FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

JPMORGAN TAX AWARE U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)
(Amounts in thousands)

 SHARES     ISSUER                                                            VALUE
-------------------------------------------------------------------------------------
         LONG - TERM INVESTMENTS -98.9%

            COMMON STOCKS -- 98.9%
            AEROSPACE -- 2.0%
      406   Raytheon Co.                                                   $   13,621
       55   United Technologies Corp.                                           5,096
                                                                           ----------
                                                                               18,717
            AUTOMOTIVE -- 0.6%
      100   Johnson Controls, Inc.                                              5,617

            BANKING -- 3.1%
      340   Bank of America Corp.                                              28,929

            BIOTECHNOLOGY -- 1.4%
      227   Amgen, Inc. *                                                      12,929

            BUSINESS SERVICES -- 1.9%
      741   Accenture LTD (Bermuda), Class A *                                 18,251

            CHEMICALS -- 2.1%
      505   Praxair, Inc.                                                      19,922

            COMPUTER NETWORKS -- 2.3%
    1,057   Cisco Systems, Inc. *                                              22,044

            COMPUTER SOFTWARE -- 4.4%
    1,323   Microsoft Corp.                                                    37,640
      345   Oracle Corp. *                                                      3,626
                                                                           ----------
                                                                               41,266
            COMPUTERS/COMPUTER HARDWARE -- 4.7%
      928   Hewlett-Packard Co.                                                18,699
      155   International Business Machines Corp.                              13,529
      140   Lexmark International, Inc., Class A *                             12,390
                                                                           ----------
                                                                               44,618
            CONSUMER PRODUCTS -- 3.1%
      449   Altria Group, Inc.                                                 21,380
      152   Procter & Gamble Co.                                                7,945
                                                                           ----------
                                                                               29,325
            DIVERSIFIED -- 8.0%
    1,280   General Electric Co.                                               42,555
    1,044   Tyco International LTD (Bermuda)                                   32,358
                                                                           ----------
                                                                               74,913
            FINANCIAL SERVICES -- 12.3%
      308   American Express Co.                                               15,477
      763   Citigroup, Inc.                                                    33,620
      176   Fannie Mae                                                         12,482
      399   Freddie Mac                                                        25,659
      343   Morgan Stanley                                                     16,925
      287   Washington Mutual, Inc.                                            11,132
                                                                           ----------
                                                                              115,295
            FOOD/BEVERAGE PRODUCTS -- 3.4%
      551   Kraft Foods, Inc., Class A                                         16,837
      352   The Coca-Cola Co.                                                  15,423
                                                                           ----------

                                                                               32,260
            HEALTH CARE/HEALTH CARE SERVICES -- 4.1%
      182   Boston Scientific Corp. *                                           6,944
      279   Guidant Corp.                                                      15,434
      420   HCA, Inc.                                                          16,214
        0^^ Laboratory Corp. of America Holdings *                                 12
                                                                           ----------
                                                                               38,604
            INSURANCE -- 4.5%
      208   AMBAC Financial Group, Inc.                                        14,775
      140   RenaissanceRe Holdings LTD (Bermuda)                                7,420
      241   The Allstate Corp.                                                 11,332
      261   Willis Group Holdings LTD (United Kingdom)                          9,083
                                                                           ----------
                                                                               42,610
            MANUFACTURING -- 1.2%
      192   Cooper Industries LTD, Class A                                     10,919

            METALS/MINING -- 1.4%
      400   Alcoa, Inc.                                                        12,824

            MULTI-MEDIA -- 5.5%
      497   Comcast Corp., Special Class A *                                   13,311
      139   Gannett Co., Inc.                                                  11,556
      125   The E.W. Scripps Co., Class A                                      12,803
      415   Viacom, Inc., Class B                                              13,928
                                                                           ----------
                                                                               51,598
            OIL & GAS -- 7.0%
      259   ChevronTexaco Corp.                                                24,757
      240   ConocoPhillips                                                     18,865
      291   Exxon Mobil Corp.                                                  13,496
      305   GlobalSantaFe Corp.                                                 8,357
                                                                           ----------
                                                                               65,475
            PHARMACEUTICALS -- 8.9%
      170   Eli Lilly & Co.                                                    10,828
      502   Johnson & Johnson                                                  27,746
      851   Pfizer, Inc.                                                       27,213
      186   Sepracor, Inc. *                                                    8,527
      258   Wyeth                                                               9,125
                                                                           ----------
                                                                               83,439
            PIPELINES -- 0.9%
    1,100   El Paso Corp.                                                       8,679

            RESTAURANTS/FOOD SERVICES -- 1.0%
      349   McDonald's Corp.                                                    9,592

            RETAILING -- 7.1%
      445   CVS Corp.                                                          18,633
      256   Home Depot, Inc.                                                    8,621
      552   Safeway, Inc. *                                                    11,653
      404   The TJX Companies, Inc.                                             9,472
      350   Wal-Mart Stores, Inc.                                              18,554
                                                                           ----------
                                                                               66,933
            SEMI-CONDUCTORS -- 3.6%
      759   Altera Corp. *                                                     15,794
      165   Intel Corp.                                                         4,011
      364   Linear Technology Corp.                                            14,232
                                                                           ----------
                                                                               34,037
            TELECOMMUNICATIONS -- 2.0%
      280   SBC Communications, Inc.                                            7,095
      313   Verizon Communications, Inc.                                       12,075
                                                                           ----------
                                                                               19,170
            TEXTILES -- 1.0%

      133   Mohawk Industries, Inc. *                                           9,781
            UTILITIES -- 1.4%
      321   Pinnacle West Capital Corp.                                        13,001
            -------------------------------------------------------------------------

            Total Common Stocks
            (Cost $899,057)                                                   930,748
            -------------------------------------------------------------------------

          SHORT-TERM INVESTMENT - 1.1%

            MONEY MARKET FUND -- 1.1%
   10,796   JPMorgan Prime Money Market Fund (a)
            (Cost $10,796)                                                     10,796
-------------------------------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.0%
            (COST $909,853)                                                $  941,544
-------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004, are as follows (amounts in thousands):

                      GROSS              GROSS          NET UNREALIZED
  AGGREGATE        UNREALIZED         UNREALIZED         APPRECIATION
    COST          APPRECIATION       DEPRECIATION       (DEPRECIATION)
----------------------------------------------------------------------
$   909,853       $     54,521       $   (22,830)       $       31,691
----------------------------------------------------------------------

                                 JPMORGAN FUNDS

Abbreviations:

*    - Non-income producing security.
^^   - Amount rounds to less than one thousand.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan
       Investment Management, Inc.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         J.P. Morgan Series Trust
            --------------------------------------------------------------

By (Signature and Title)             /s/ Stephanie J. Dorsey
                        --------------------------------------------------
                                     Stephanie J. Dorsey, Treasurer

Date   September 24, 2004
     --------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)             /s/ Stephanie J. Dorsey
                        --------------------------------------------------
                                     Stephanie J. Dorsey, Treasurer

Date   September 24, 2004
     --------------------------------------------------

By (Signature and Title)             /s/ George C.W. Gatch
                        --------------------------------------------------
                                     George C.W. Gatch, President

Date   September 29, 2004
     --------------------------------------------------